UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison Mid-Cap Growth Fund, Inc. (f/k/a Jennison U.S. Emerging Growth Fund, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	4/30/2007

Item	1	–	Reports to Stockholders

Jennison Mid-Cap Growth Fund, Inc.

(Formerly known as Jennison U.S. Emerging Growth Fund, Inc.)

APRIL 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Small- to mid-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to the other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Jennison Mid-Cap Growth Fund, Inc.

Jennison Mid-Cap Growth Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Mid-Cap Growth Fund, Inc. is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class L, 1.35%; Class M, 1.85%; Class R, 1.60%; Class X, 1.85%; Class Z, 0.85%. Net Operating Expenses apply to: Class A, 1.10%; Class B, 1.85%; Class C, 1.85; Class L, 1.35%; Class M, 1.85%; Class R, 1.35%; Class X, 1.85%; Class Z, 0.85%, after contractual reduction through 2/29/2008.

Cumulative Total Returns as of 4/30/07
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	9.05%	4.87%	74.89%	224.25%	—
Class B	8.66	4.10	68.48	200.71	—
Class C	8.71	4.15	68.56	200.86	—
Class L	8.96	N/A	N/A	N/A	14.78% (6/12/2006)
Class M	8.67	N/A	N/A	N/A	14.14 (6/12/2006)
Class R	8.99	4.66	N/A	N/A	35.94 (6/3/2005)
Class X	8.66	N/A	N/A	N/A	14.25 (6/12/2006)
Class Z	9.23	5.15	77.04	232.08	—
S&P MidCap 400 Index[2]	11.98	10.19	72.10	281.79	**
Russell Midcap Growth Index[3]	11.77	11.13	73.12	151.23	***
Lipper Mid-Cap Growth Funds Avg.[4]	11.45	6.75	52.83	146.59	****
Russell Midcap Index[5]	12.24	15.24	94.23	235.09	*****

2	Visit our website at www.jennisondryden.com

Average Annual Total Returns[6] as of 3/31/07
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–1.48%	–9.01%	11.93%	—
Class B	–1.53	9.28	11.72	—
Class C	2.47	9.42	11.72	—
Class L	N/A	N/A	N/A	N/A (6/12/06)
Class M	N/A	N/A	N/A	N/A (6/12/06)
Class R	3.95	N/A	N/A	16.90% (6/3/05)
Class X	N/A	N/A	N/A	N/A (6/12/06)
Class Z	4.51	10.51	12.84	—
S&P MidCap 400 Index[2]	8.44	10.70	14.29	**
Russell Midcap Growth Index[3]	6.90	9.45	9.44	***
Lipper Mid-Cap Growth Funds Avg.[4]	3.58	7.21	8.85	****
Russell Midcap Index[5]	11.79	12.91	12.71	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchases (with the exception of exchanges from the same class of shares offered by certain other JennisonDryden and Strategic Partners Funds).

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 12/31/96; Class R, 6/3/05; Class L, Class M, and Class X, 6/12/06. The Since Inception returns for the S&P MidCap 400 Index, (S&P MidCap 400 Index) Russell Midcap Growth Index, and the Lipper Mid-Cap Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

3The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

4The Lipper Average represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

5The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Jennison Mid-Cap Growth Fund, Inc.	3

Your Fund’s Performance (continued)

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/07 are 15.40% for Class L, Class M, and Class X; and 33.37% for Class R. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/07 is 15.11% for Class R. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

***Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns as of 4/30/07 are 16.61% for Class L, Class M, and Class X; and 34.82% for Class R. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns as of 3/31/07 is 14.97% for Class R. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/07 are 13.60% for Class L, Class M, and Class X; and 31.23% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/07 is 13.68% for Class R. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

*****Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/07 are 19.26% for Class L, Class M, and Class X; and 39.03% for Class R. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/07 is 17.27% for Class R. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

Investors cannot invest directly in an index. The S&P MidCap 400 Index and the Russell Midcap Growth Index do not bear sales charges, operating expenses of a mutual fund, or deductions for taxes. Returns for these indexes would be lower if they were subject to these deductions. Returns for the Lipper Average reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/07
NII Holdings, Inc., Wireless Telecommunication Services	3.4%
DaVita, Inc., Health Care Providers & Services	2.2
American Tower Corp., (Class A) Wireless Telecommunication Services	2.2
Eaton Vance Corp., Capital Markets	2.1
Southwestern Energy Co., Oil, Gas & Consumable Fuels	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/07
Health Care Providers & Services	9.0%
Software	8.3
Wireless Telecommunication Services	7.3
Capital Markets	5.9
Machinery	5.8

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2006, at the beginning of the period, and held through the six-month period ended April 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Jennison Mid-Cap Growth Fund, Inc.	5

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,090.50	1.10%	$5.70
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class B	Actual	$1,000.00	$1,086.60	1.85%	$9.57
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class C	Actual	$1,000.00	$1,087.10	1.85%	$9.57
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class L	Actual	$1,000.00	$1,089.60	1.35%	$6.99
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class M	Actual	$1,000.00	$1,086.70	1.85%	$9.57
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class R	Actual	$1,000.00	$1,089.90	1.35%	$7.00
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class X	Actual	$1,000.00	$1,086.60	1.85%	$9.57
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class Z	Actual	$1,000.00	$1,092.30	0.85%	$4.41
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS

Air Freight & Logistics 0.8%
293,900	UTI Worldwide, Inc.	$6,897,833

Capital Markets 5.9%
473,300	Eaton Vance Corp.	18,089,526
84,000	Lazard Ltd. (Class A)(b)	4,548,600
197,200	Nuveen Investments, Inc. (Class A)	10,510,760
124,200	T. Rowe Price Group, Inc.	6,170,256
644,700	TD Ameritrade Holding Corp.(b)	10,992,135

		50,311,277

Chemicals 5.2%
220,400	Ecolab, Inc.(b)	9,474,996
191,700	Monsanto Co.	11,308,383
126,400	Mosaic Co. (The)(a)	3,728,800
355,800	Nalco Holdings Co.	9,457,164
245,500	Sigma-Aldrich Corp.	10,330,640

		44,299,983

Commercial Services & Supplies 5.7%
876,300	Allied Waste Industries, Inc.(a)(b)	11,716,131
501,705	Iron Mountain, Inc.(a)(b)	14,097,911
218,215	Paychex, Inc.	8,095,777
167,500	Stericycle, Inc.(a)(b)	14,595,950

		48,505,769

Communications Equipment 1.6%
618,270	Comverse Technology, Inc.(a)(b)	14,022,364

Consumer Finance 0.6%
76,675	Alliance Data Systems Corp.(a)(b)	4,881,131

Diversified Consumer Services 1.2%
110,700	Apollo Group, Inc. (Class A)(a)	5,236,110
10,700	Bright Horizons Family Solutions, Inc.(a)	413,234
89,400	Weight Watchers International, Inc.	4,290,306

		9,939,650

Diversified Telecommunication Services 0.1%
46,300	Time Warner Telecom, Inc.(a)(b)	949,150

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	7

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Electrical Equipment 2.1%
485,650	Ametek, Inc.	$17,619,382

Electronic Equipment & Instruments 2.2%
297,800	Amphenol Corp. (Class A)	10,455,758
290,800	Tektronix, Inc.	8,546,612

		19,002,370

Energy Equipment & Services 5.5%
205,700	Cameron International Corp.(a)	13,282,049
144,500	FMC Technologies, Inc.(a)	10,242,160
88,700	Grant Prideco, Inc.(a)(b)	4,571,598
135,200	Nabors Industries Ltd.(a)	4,342,624
57,100	National-Oilwell Varco, Inc.(a)	4,844,935
293,900	Pride International, Inc.(a)	9,642,859

		46,926,225

Food Products 1.4%
497,300	ConAgra Foods, Inc.	12,223,634

Health Care Equipment & Supplies 3.5%
287,065	DENTSPLY International, Inc.	9,590,842
228,800	Resmed, Inc.(a)(b)	9,669,088
251,400	Respironics, Inc.(a)	10,247,064

		29,506,994

Health Care Providers & Services 9.0%
348,400	DaVita, Inc.(a)	19,026,123
142,200	Express Scripts, Inc.(a)	13,587,210
156,400	Henry Schein, Inc.(a)(b)	8,153,132
109,000	Medco Health Solutions, Inc.(a)	8,504,180
316,200	Omnicare, Inc.(b)	10,488,354
337,900	Quest Diagnostics, Inc.(b)	16,519,931

		76,278,930

Health Care Technology 0.8%
122,900	Cerner Corp.(a)(b)	6,543,196

Hotels, Restaurants & Leisure 2.3%
8,100	Cheesecake Factory, Inc. (The)(a)	223,560
310,100	Hilton Hotels Corp.	10,543,400
275,300	Tim Hortons, Inc.	8,680,209

		19,447,169

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Household Products 0.7%
93,400	Clorox Co. (The)	$6,265,272

Insurance 1.8%
188,000	Axis Capital Holdings Ltd.	6,974,800
256,700	W.R. Berkley Corp.	8,340,183

		15,314,983

Internet & Catalog Retail 0.7%
272,600	GSI Commerce, Inc.(a)(b)	6,024,460

Internet Software & Services 2.4%
183,200	Digital River, Inc.(a)(b)	10,722,696
118,200	Equinix, Inc.(a)(b)	9,866,154

		20,588,850

IT Services 0.9%
227,910	CheckFree Corp.(a)(b)	7,671,451

Leisure Equipment & Products 0.8%
335,833	Activision, Inc.(a)	6,716,660

Life Sciences Tools & Services 0.7%
195,600	Applera Corp. - Applied Biosystems Group	6,110,544

Machinery 5.8%
168,800	Danaher Corp.(b)	12,016,872
247,600	IDEX Corp.	12,991,572
248,900	ITT Corp.	15,882,309
155,900	Roper Industries, Inc.	8,739,754

		49,630,507

Media 2.0%
77,900	E.W. Scripps Co. (The) (Class A)	3,373,070
196,625	Entravision Communications Corp. (Class A)(a)(b)	1,928,891
536,300	Regal Entertainment Group (Class A)	11,664,525

		16,966,486

Metals & Mining 1.2%
414,200	Goldcorp, Inc.	10,081,628

Multiline Retail 0.7%
71,900	J.C. Penney Co., Inc.	5,686,571

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	9

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Oil, Gas & Consumable Fuels 4.7%
114,800	Noble Energy, Inc.	$6,751,388
425,000	Southwestern Energy Co.(a)(b)	17,850,000
278,600	XTO Energy, Inc.	15,119,622

		39,721,010

Pharmaceuticals 0.9%
231,800	Endo Pharmaceuticals Holdings, Inc.(a)	7,171,892
6,400	Medicis Pharmaceutical Corp. (Class A)(b)	194,560

		7,366,452

Real Estate Investment Trust (REIT) 0.7%
243,300	Host Hotels & Resorts, Inc.(b)	6,238,212

Semiconductors & Semiconductor Equipment 4.3%
260,295	Broadcom Corp. (Class A)(a)	8,472,602
852,100	Integrated Device Technology, Inc.(a)	12,764,458
116,400	KLA-Tencor Corp.(b)	6,466,020
552,400	Marvell Technology Group Ltd.(a)	8,910,212

		36,613,292

Software 8.3%
351,776	Adobe Systems, Inc.(a)(b)	14,619,811
353,200	Amdocs Ltd.(a)(b)	12,980,100
174,100	Autodesk, Inc.(a)	7,185,107
739,915	BEA Systems, Inc.(a)	8,723,598
382,800	Check Point Software Technologies Ltd.(a)	9,014,940
326,170	Citrix Systems, Inc.(a)	10,633,142
146,500	Electronic Arts, Inc.(a)	7,385,065

		70,541,763

Specialty Retail 3.3%
110,400	Abercrombie & Fitch Co. (Class A)(b)	9,015,264
12,400	Children’s Place Retail Stores, Inc. (The)(a)	655,588
255,935	Ross Stores, Inc.	8,484,245
393,020	Urban Outfitters, Inc.(a)(b)	10,124,195

		28,279,292

Textiles, Apparel & Luxury Goods 0.5%
71,700	Phillips-Van Heusen Corp.	4,008,030

Trading Companies & Distributors 0.6%
121,000	Fastenal Co.(b)	4,975,520

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
Wireless Telecommunication Services 7.3%
481,900	American Tower Corp. (Class A)(a)	$18,312,199
293,200	Clearwire Corp. (Class A)(a)(b)	5,257,076
262,450	Crown Castle International Corp.	9,012,533
380,090	NII Holdings, Inc.(a)(b)	29,171,907

		61,753,715

	Total long-term investments (cost $663,307,078)	817,909,755

SHORT-TERM INVESTMENT 26.9%

Affiliated Money Market Mutual Fund
228,966,437	Dryden Core Investment Fund - Taxable Money Market Series (cost $228,966,437; includes $196,497,327 of cash collateral received for securities on loan)(Note 3)(c)(d)	228,966,437

	Total Investments 123.1% (cost $892,273,515; Note 5)	1,046,876,192
	Liabilities in excess of other assets (23.1%)	(196,745,547)

	Net Assets 100.0%	$850,130,645

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The aggregate market value of such securities is $186,186,644; cash collateral of $196,497,327 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	11

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 23.1% of collateral received for securities on loan)	26.9%
Health Care Providers & Services	9.0
Software	8.3
Wireless Telecommunication Services	7.3
Capital Markets	5.9
Machinery	5.8
Commercial Services & Supplies	5.7
Energy Equipment & Services	5.5
Chemicals	5.2
Oil, Gas & Consumable Fuels	4.7
Semiconductors & Semiconductor Equipment	4.3
Health Care Equipment & Supplies	3.5
Specialty Retail	3.3
Internet Software & Services	2.4
Hotels, Restaurants & Leisure	2.3
Electronic Equipment & Instruments	2.2
Electrical Equipment	2.1
Media	2.0
Insurance	1.8
Communications Equipment	1.6
Food Products	1.4
Diversified Consumer Services	1.2
Metals & Mining	1.2
IT Services	0.9
Pharmaceuticals	0.9
Air Freight & Logistics	0.8
Health Care Technology	0.8
Leisure Equipment & Products	0.8
Household Products	0.7
Internet & Catalog Retail	0.7
Life Sciences Tools & Services	0.7
Multiline Retail	0.7
Real Estate Investment Trust (REIT)	0.7
Consumer Finance	0.6
Trading Companies & Distributors	0.6
Textiles, Apparel & Luxury Goods	0.5
Diversified Telecommunication Services	0.1

123.1
Liabilities in excess of other assets	(23.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2007	SEMIANNUAL REPORT

Jennison Mid-Cap Growth Fund

Statement of Assets and Liabilities

as of April 30, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $186,186,644:
Unaffiliated investments (cost $663,307,078)	$817,909,755
Affiliated investments (cost $228,966,437)	228,966,437
Receivable for investments sold	2,191,963
Receivable for Fund shares sold	888,009
Dividends receivable	310,545
Prepaid expenses	6,235

Total assets	1,050,272,944

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	196,497,327
Payable for Fund shares reacquired	2,106,198
Management fee payable	422,954
Accrued expenses	341,312
Distribution fee payable	291,875
Transfer agent fee payable	278,092
Payable to custodian	185,947
Deferred directors’ fees	18,594

Total liabilities	200,142,299

Net Assets	$850,130,645

Net assets were comprised of:
Common stock, at par	$37,262
Paid-in capital in excess of par	786,142,407

786,179,669
Accumulated net investment loss	(592,626)
Accumulated net realized loss on investments	(90,059,075)
Net unrealized appreciation on investments	154,602,677

Net assets, April 30, 2007	$850,130,645

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($410,801,758 ÷ 17,657,814 shares of common stock issued and outstanding)	$23.26
Maximum sales charge (5.50% of offering price)	1.35

Maximum offering price to public	$24.61

Class B
Net asset value, offering price and redemption price per share
($102,415,433 ÷ 4,801,181 shares of common stock issued and outstanding)	$21.33

Class C
Net asset value, offering price and redemption price per share
($74,399,651 ÷ 3,486,981 shares of common stock issued and outstanding)	$21.34

Class L
Net asset value, offering price and redemption price per share
($20,458,935 ÷ 881,227 shares of common stock issued and outstanding)	$23.22

Class M
Net asset value, offering price and redemption price per share
($50,834,908 ÷ 2,384,851 shares of common stock issued and outstanding)	$21.32

Class R
Net asset value, offering price and redemption price per share
($926,859 ÷ 40,046 shares of common stock issued and outstanding)	$23.14

Class X
Net asset value, offering price and redemption price per share
($9,722,423 ÷ 455,776 shares of common stock issued and outstanding)	$21.33

Class Z
Net asset value, offering price and redemption price per share
($180,570,678 ÷ 7,554,268 shares of common stock issued and outstanding)	$23.90

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	15

Statement of Operations

Six Months Ended April 30, 2007 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $4,695)	$3,179,175
Affiliated dividend income	549,071
Affiliated income from securities loaned, net	122,359

Total income	3,850,605

Expenses
Management fee	2,171,227
Distribution fee—Class A	463,986
Distribution fee—Class B	454,579
Distribution fee—Class C	260,486
Distribution fee—Class L	24,755
Distribution fee—Class M	123,223
Distribution fee—Class R	867
Distribution fee—Class X	20,587
Transfer agent’s fees and expenses (including affiliated expenses of $627,000) (Note 3)	674,000
Registration fees	77,000
Reports to shareholders	62,000
Custodian’s fees and expenses	42,000
Legal fees and expenses	15,000
Directors’ fees	12,000
Interest expense	10,224
Audit fee	10,000
Insurance	10,000
Miscellaneous	9,085

Total expenses	4,441,019

Net investment loss	(590,414)

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	31,253,684
Net change in unrealized appreciation on investments	35,535,105

Net gain on investments	66,788,789

Net Increase In Net Assets Resulting From Operations	$66,198,375

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Increase In Net Assets
Operations
Net investment loss	$(590,414)	$(1,847,329)
Net realized gain on investments and foreign currency transactions	31,253,684	95,095,546
Net change in unrealized appreciation (depreciation) on investments	35,535,105	(8,406,146)

Net increase in net assets resulting from operations	66,198,375	84,842,071

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	88,269,428	167,036,895
Net asset value of shares issued in connection with merger (Note 7)	155,184,371	33,442,147
Cost of shares reacquired	(120,124,175)	(181,679,956)

Net increase in net assets from Fund share transactions	123,329,624	18,799,086

Total increase	189,527,999	103,641,157

Net Assets
Beginning of period	660,602,646	556,961,489

End of period	$850,130,645	$660,602,646

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Mid-Cap Growth Fund, Inc. (the “Fund”) (formerly known as Jennison U.S. Emerging Growth Fund, Inc.) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund was incorporated in Maryland on August 23, 1996. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on October 21, 1996 to Prudential Investments, LLC, (“PI” or “Manager”). Investment operations commenced on December 31, 1996. The Fund issued 250 shares each of Class L, Class M and Class X common stock for $7,500 on June 12, 2006 to PI.

The Fund’s investment objective is to achieve long-term capital appreciation. It invests primarily in equity securities of small and medium-sized U.S. companies, which will generally have a market capitalization less than the largest capitalization of the Standard & Poor’s Mid-Cap 400 Stock Index, with the potential for above average growth.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained

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from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rate of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes

Jennison Mid-Cap Growth Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gains or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

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Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $1 billion and .55 of 1% of the average daily net assets in excess of $1 billion. The effective management fee

Jennison Mid-Cap Growth Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

rate was .60 of 1% for the six months ended April 30, 2007. For the period June 16, 2006 to June 17, 2007, the Manager has contractually agreed to waive up to .08% of the Fund’s management fee so that the Fund’s operating expenses during such period, exclusive of taxes, interest, brokerage, distribution fees and non-routine expenses do not exceed .95% of the Fund’s average daily net assets. Effective March 2, 2007 through March 31, 2008, such waiver has been amended to .05% for such adjusted operating expenses in excess of .89%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R, X and Z Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, R, X and Z Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .50% of 1% of the average daily net assets of Class A and Class R shares, respectively.

PIMS has advised the Fund that it received approximately $109,900 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2007, it received approximately $41,700, $2,300, $32,800 and $6,700 in contingent deferred sales charges imposed upon redemptions by certain Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA

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provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2007, the Fund incurred approximately $140,300 in total networking fees, of which $68,700 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2007, PIM has been compensated approximately $53,800 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases, including the value of securities acquired pursuant to the merger, and sales of investment securities, other than short-term investments, for the six months ended April 30, 2007 were $342,426,222 and $306,319,676, respectively.

Jennison Mid-Cap Growth Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$893,689,466	$162,780,328	$(9,593,602)	$153,186,726

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M , Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares purchased are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of $.001 par value common stock authorized divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z, which consists of 800 million, 400 million, 300 million, 100 million, 100 million, 100 million, 100 million and 100 million authorized shares, respectively.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2007:
Shares sold	2,115,361	$47,572,858
Shares issued in connection with the merger	1,167,959	25,871,568
Shares reacquired	(2,771,119)	(61,947,534)

Net increase (decrease) in shares outstanding before conversion	512,201	11,496,892
Shares issued upon conversion from Class B	607,730	13,586,176

Net increase (decrease) in shares outstanding	1,119,931	$25,083,068

Year ended October 31, 2006:
Shares sold	4,368,006	$90,842,509
Shares issued in connection with the merger	228,701	4,572,744
Shares reacquired	(4,465,013)	(92,753,489)

Net increase (decrease) in shares outstanding before conversion	131,694	2,661,764
Shares issued upon conversion from Class B	804,433	16,469,349

Net increase (decrease) in shares outstanding	936,127	$19,131,113

Class B
Six months ended April 30, 2007:
Shares sold	113,684	$2,360,578
Shares issued in connection with the merger	1,379,308	28,045,273
Shares reacquired	(541,937)	(11,174,338)

Net increase (decrease) in shares outstanding before conversion	951,055	19,231,513
Shares reacquired upon conversion into Class A	(661,814)	(13,586,176)

Net increase (decrease) in shares outstanding	289,241	$5,645,337

Year ended October 31, 2006:
Shares sold	373,503	$7,218,123
Shares issued in connection with the merger	68,138	1,260,008
Shares reacquired	(1,074,263)	(20,561,852)

Net increase (decrease) in shares outstanding before conversion	(632,622)	(12,083,721)
Shares reacquired upon conversion into Class A	(871,124)	(16,469,349)

Net increase (decrease) in shares outstanding	(1,503,746)	$(28,553,070)

Class C
Six months ended April 30, 2007:
Shares sold	137,881	$2,859,887
Shares issued in connection with the merger	1,626,621	33,072,236
Shares reacquired	(375,575)	(7,781,600)

Net increase (decrease) in shares outstanding	1,388,927	$28,150,523

Jennison Mid-Cap Growth Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Year ended October 31, 2006:
Shares sold	380,865	$7,447,129
Shares issued in connection with the merger	449,164	8,260,125
Shares reacquired	(544,196)	(10,432,304)

Net increase (decrease) in shares outstanding	285,833	$5,274,950

Class L
Six months ended April 30, 2007:
Shares sold	5,614	$128,447
Shares issued in connection with the merger	727,429	16,083,444
Shares reacquired	(87,635)	(1,974,185)

Net increase (decrease) in shares outstanding	645,408	$14,237,706

June 12, 2006* through October 31, 2006:
Shares sold	1,577	$42,308
Shares issued in connection with the merger	262,497	5,254,249
Shares reacquired	(28,255)	(583,456)

Net increase (decrease) in shares outstanding	235,819	$4,713,101

Class M
Six months ended April 30, 2007:
Shares sold	6,599	$131,019
Shares issued in connection with the merger	2,012,488	40,898,191
Shares reacquired	(237,771)	(4,956,351)

Net increase (decrease) in shares outstanding	1,781,316	$36,072,859

June 12, 2006* through October 31, 2006:
Shares sold	6,889	$61,270
Shares issued in connection with the merger	673,089	12,518,962
Shares reacquired	(76,443)	(1,432,144)

Net increase (decrease) in shares outstanding	603,535	$11,148,088

Class R
Six months ended April 30, 2007:
Shares sold	45,893	$1,043,125
Shares reacquired	(6,873)	(155,474)

Net increase (decrease) in shares outstanding	39,020	$887,651

Year ended October 31, 2006:
Shares sold	879	$18,658
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	879	$18,658

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Class X	Shares	Amount
Six months ended April 30, 2007:
Shares sold	5,517	$116,534
Shares issued in connection with the merger	411,393	8,363,620
Shares reacquired	(35,411)	(738,373)

Net increase (decrease) in shares outstanding	381,499	$7,741,781

June 12, 2006* through October 31, 2006:
Shares sold	1,251	$16,016
Shares issued in connection with the merger	84,794	1,576,059
Shares reacquired	(11,768)	(221,899)

Net increase (decrease) in shares outstanding	74,277	$1,370,176

Class Z
Six months ended April 30, 2007:
Shares sold	1,487,707	$34,056,980
Shares issued in connection with the merger	125,340	2,850,039
Shares reacquired	(1,363,772)	(31,396,320)

Net increase (decrease) in shares outstanding	249,275	$5,510,699

Year ended October 31, 2006:
Shares sold	2,871,984	$61,390,882
Shares reacquired	(2,620,284)	(55,694,812)

Net increase (decrease) in shares outstanding	251,700	$5,696,070

*	Inception date.

Note 7. Reorganization

On March 2, 2007, the Fund acquired all of the net assets of Strategic Partners Mid-Cap Growth Fund and Strategic Partners New Era Growth Fund (“the Merged Funds”) pursuant to a plan of reorganization approved by the Strategic Partners Mid-Cap Growth Fund and Strategic Partners New Era Growth Fund shareholders on December 7, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares for the corresponding classes of Strategic Partners Mid-Cap Growth Fund and Strategic Partners New Era Growth Fund.

Strategic Partners Mid-Cap Growth Fund		Jennison Mid-Cap Growth Fund
Class	Shares	Class	Shares	Value
A	2,607,184	A	619,306	$13,718,483
B	512,042	B	127,938	2,600,783
C	2,993,608	C	743,365	15,112,179
L	3,087,033	L	727,429	16,083,444
M	8,081,768	M	2,012,488	40,898,191
X	1,656,162	X	411,393	8,363,620

Jennison Mid-Cap Growth Fund, Inc.	27

Notes to Financial Statements

(Unaudited) Cont’d

Strategic Partners New Era Growth Fund		Jennison Mid-Cap Growth Fund
Class	Shares	Class	Shares	Value
A	1,323,923	A	548,653	$12,153,085
B	2,903,086	B	1,251,370	25,444,490
C	2,048,773	C	883,256	17,960,057
Z	305,299	Z	125,340	2,850,039

The net assets and net unrealized appreciation of the Merged funds immediately before the acquisition were:

	Net Assets	Net Unrealized Appreciation
Strategic Partners Mid-Cap Growth Fund	$96,776,700	$16,190,161
Strategic Partners New Era Growth Fund	58,407,671	8,050,048

The net assets of Jennison Mid-Cap Growth Fund immediately before the acquisition were $663,276,721.

The Fund acquired capital loss carryforward from the merger with Strategic Partners Mid-Cap Growth Fund and Strategic Partners New Era Growth Fund in the amounts of $138,153,151 and $86,888,036, respectively. The future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended. Due to these limitations, the Fund expects to utilize no greater than approximately $14,130,000 and $10,690,000 of the acquired capital loss carryforward from Strategic Partners Mid-Cap Growth Fund and Strategic Partners New Era Growth Fund, respectively.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange

28	Visit our website at www.jennisondryden.com

Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Jennison Mid-Cap Growth Fund, Inc.	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.33

Income (loss) from investment operations:
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.94

Total from investment operations	1.93

Net asset value, end of period	$23.26

Total Return(b):	9.05%
Ratios/Supplemental Data:
Net assets, end of period (000)	$410,802
Average net assets (000)	$374,265
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.10	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment loss	(.06	)%(d)
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	44	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$18.52	$15.29	$14.10	$9.93	$13.15

(.04)	(.14)	(.14)	(.12)	(.12)
2.85	3.37	1.33	4.29	(3.10)

2.81	3.23	1.19	4.17	(3.22)

$21.33	$18.52	$15.29	$14.10	$9.93

15.17%	21.12%	8.44%	41.99%	(24.49)%

$352,670	$288,885	$253,031	$204,685	$141,331
$336,747	$269,109	$234,527	$165,609	$181,454

1.16%	1.21%	1.20%	1.33%	1.31%
.91%	.96%	.95%	1.08%	1.06%
(.18)%	(.79)%	(.97)%	(1.08)%	(.99)%

86%	136%	178%	231%	337%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.63

Income (loss) from investment operations:
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	1.78

Total from investment operations	1.70

Net asset value, end of period	$21.33

Total Return(b):	8.66%
Ratios/Supplemental Data:
Net assets, end of period (000)	$102,415
Average net assets (000)	$91,669
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.85	%(c)
Expenses, excluding distribution and service (12b-1) fees	.85	%(c)
Net investment loss	(.80	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$17.17	$14.28	$13.27	$9.42	$12.57

(.18)	(.24)	(.24)	(.20)	(.21)
2.64	3.13	1.25	4.05	(2.94)

2.46	2.89	1.01	3.85	(3.15)

$19.63	$17.17	$14.28	$13.27	$9.42

14.33%	20.24%	7.61%	40.87%	(25.06)%

$88,552	$103,285	$121,525	$159,782	$130,225
$102,115	$114,179	$140,185	$138,327	$189,651

1.91%	1.96%	1.95%	2.08%	2.06%
.91%	.96%	.95%	1.08%	1.06%
(.91)%	(1.54)%	(1.72)%	(1.83)%	(1.74)%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.63

Income (loss) from investment operations:
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	1.79

Total from investment operations	1.71

Net asset value, end of period	$21.34

Total Return(b):	8.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$74,400
Average net assets (000)	$52,529
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.85	%(c)
Expenses, excluding distribution and service (12b-1) fees	.85	%(c)
Net investment loss	(.71	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$17.17	$14.28	$13.27	$9.42	$12.57

(.18)	(.24)	(.24)	(.20)	(.21)
2.64	3.13	1.25	4.05	(2.94)

2.46	2.89	1.01	3.85	(3.15)

$19.63	$17.17	$14.28	$13.27	$9.42

14.33%	20.24%	7.61%	40.87%	(25.06)%

$41,185	$31,114	$32,054	$35,212	$28,577
$36,947	$32,206	$34,207	$30,253	$41,014

1.91%	1.96%	1.95%	2.08%	2.06%
.91%	.96%	.95%	1.08%	1.06%
(.95)%	(1.54)%	(1.72)%	(1.83)%	(1.74)%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	35

Financial Highlights

(Unaudited) Cont’d

	Class L
	Six Months Ended April 30, 2007(b)		June 12, 2006(a) Through October 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.31		$20.23

Income (loss) from investment operations:
Net investment loss	—	(c)	(.05)
Net realized and unrealized gain on investment transactions	1.91		1.13

Total from investment operations	1.91		1.08

Net asset value, end of period	$23.22		$21.31

Total Return(d):	8.96%		5.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,459		$5,025
Average net assets (000)	$9,984		$4,900
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.35	%(e)	1.41	%(e)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)	.91	%(e)
Net investment loss	—	(e)(f)	(.71	)%(e)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Less than .005%.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

	Class M
	Six Months Ended April 30, 2007(b)		June 12, 2006(a) Through October 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.61		$18.67

Income (loss) from investment operations:
Net investment loss	(.06)		(.08)
Net realized and unrealized gain on investment transactions	1.77		1.02

Total from investment operations	1.71		.94

Net asset value, end of period	$21.32		$19.61

Total Return(c):	8.67%		5.03%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50,835		$11,836
Average net assets (000)	$24,849		$11,540
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.85	%(d)	1.91	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)	.91	%(d)
Net investment loss	(.50	)%(d)	(1.20	)%(d)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	37

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended April 30, 2007(b)		Year Ended October 31, 2006(b)	June 3, 2005(a) Through October 31, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.24		$18.49	$17.03

Income (loss) from investment operations:
Net investment loss	—	(c)	(.07)	(.07)
Net realized and unrealized gain on investment transactions	1.90		2.82	1.53

Total from investment operations	1.90		2.75	1.46

Net asset value, end of period	$23.14		$21.24	$18.49

Total Return(d):	8.99%		14.87%	8.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$927		$22	$3
Average net assets (000)	$350		$4	$3
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.35	%(f)	1.41%	1.46	%(f)
Expenses, excluding distribution and service (12b-1) fees	.85	%(f)	.91%	.96	%(f)
Net investment loss	(.03	)%(f)	(.45)%	(.96	)%(f)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	During the period, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

	Class X
	Six Months Ended April 30, 2007(b)		June 12, 2006(a) Through October 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.63		$18.67

Income (loss) from investment operations:
Net investment loss	(.05)		(.09)
Net realized and unrealized gain on investment transactions	1.75		1.05

Total from investment operations	1.70		.96

Net asset value, end of period	$21.33		$19.63

Total Return(c):	8.66%		5.14%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,722		$1,458
Average net assets (000)	$4,151		$1,448
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.85	%(d)	1.91	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)	.91	%(d)
Net investment loss	(.42	)%(d)	(1.20	)%(d)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.88

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	2.00

Total from investment operations	2.02

Net asset value, end of period	$23.90

Total Return(b):	9.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$180,571
Average net assets (000)	$171,943
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.85	%(c)
Expenses, excluding distribution and service (12b-1) fees	.85	%(c)
Net investment income (loss)	.17	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$18.95	$15.62	$14.37	$10.09	$13.34

.02	(.09)	(.11)	(.10)	(.09)
2.91	3.42	1.36	4.38	(3.16)

2.93	3.33	1.25	4.28	(3.25)

$21.88	$18.95	$15.62	$14.37	$10.09

15.46%	21.32%	8.70%	42.42%	(24.36)%

$159,855	$133,674	$125,732	$112,963	$66,193
$160,261	$126,649	$119,263	$81,458	$79,868

.91%	.96%	.95%	1.08%	1.06%
.91%	.96%	.95%	1.08%	1.06%
.07%	(.54)%	(.72)%	(.82)%	(.74)%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Mid-Cap Growth Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Mid-Cap Growth Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PEEAX	PEEBX	PEGCX	N/A	N/A	N/A	JUSEX	PEGZX
CUSIP	476296108	476296207	476296306	476296603	476296702	476296504	476296801	476296405

MF173E2    IFS-A134873    Ed. 06/2007

Item	2	–	Code of Ethics – Not required, as this is not an annual filing.

Item	3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item	4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item	5	–	Audit Committee of Listed Registrants – Not applicable.

Item	6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item	7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item	8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item	9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item	10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item	11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item	12	–	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 28, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 28, 2007

*	Print the name and title of each signing officer under his or her signature.